Basis of Presentation and Significant Accounting Policies - Schedule of Error Correction - Comprehensive Loss (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 280	$ 280	$ 186	$ 359	$ 399
Other comprehensive income (loss) ("OCI"):
Change in net unrealized gain or loss on fixed maturities, AFS	(10)		(275)	(2,129)	565
Change in net gain or loss on cash flow hedging instruments	0		1	(27)	(1)
OCI, net of tax	(10)	$ (10)	(274)	(2,156)	564
Comprehensive income (loss)	$ 270		$ (88)	(1,797)	$ 963
Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income				617
Other comprehensive income (loss) ("OCI"):
Change in net unrealized gain or loss on fixed maturities, AFS				(2,129)
Change in net gain or loss on cash flow hedging instruments				(27)
OCI, net of tax				(2,156)
Comprehensive income (loss)				(1,539)
Error correction, adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income				(258)
Other comprehensive income (loss) ("OCI"):
Change in net unrealized gain or loss on fixed maturities, AFS				0
Change in net gain or loss on cash flow hedging instruments				0
OCI, net of tax				0
Comprehensive income (loss)				$ (258)